Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 101,734	$ 200,300	$ 272,673	$ 733,896
Senior Notes, net	72,199	71,671
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	101,734	200,300
Cash and Cash Equivalents, Fair Value Disclosure	101,734
Loans Payable to Bank	507,273	450,053
Loans Payable To Bank Fair Value Disclosure	507,273
Senior Notes, net	72,199	71,671
Senior Notes Fair Value Disclosure	$ 65,850	$ 36,813